VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.2%
Australia : 2.5%
Incitec Pivot Ltd. 3,985,255 $ 7,514,281
Treasury Wine Estates Ltd. † 1,621,149 13,165,257
20,679,538
Brazil : 3.2%
Rumo SA 3,118,900 13,869,947
Yara International ASA (NOK) 392,003 12,439,107
26,309,054
Canada : 6.0%
Nutrien Ltd. (USD) 912,127 49,537,617
Underline
Chile : 0.9%
Sociedad Quimica y Minera
de Chile SA (ADR) † 146,526 7,203,218
Underline
China : 3.4%
China Mengniu Dairy Co. Ltd.
(HKD) * 4,568,000 9,832,405
Wilmar International Ltd.
(SGD) 7,247,551 18,418,537
28,250,942
Denmark : 1.2%
Bakkafrost P/F (NOK) 119,929 7,704,881
Schouw & Co. A/S 33,735 2,602,963
10,307,844
Germany : 7.5%
Bayer AG 1,783,626 54,680,988
K+S AG 483,546 7,554,340
62,235,328
Indonesia : 0.3%
Golden Agri-Resources Ltd.
(SGD) † 12,325,945 2,465,920
Underline
Israel : 0.9%
ICL Group Ltd. (USD) † 1,392,560 7,491,973
Underline
Japan : 5.4%
Kubota Corp. 2,033,130 31,906,643
Maruha Nichiro Corp. 113,400 2,219,732
NH Foods Ltd. † 205,700 6,889,198
Nissui Corp. † 615,800 3,861,889
44,877,462
Malaysia : 2.7%
IOI Corp. Bhd 5,215,655 4,355,692
Kuala Lumpur Kepong Bhd 1,248,870 5,892,925
PPB Group Bhd 1,543,180 5,086,332
Sime Darby Plantation Bhd 7,314,700 6,732,136
22,067,085
Netherlands : 1.0%
OCI NV 296,226 8,127,843
Underline
Norway : 4.3%
Leroy Seafood Group ASA 675,575 2,980,693
Mowi ASA 1,061,060 19,504,479
Salmar ASA 196,069 12,949,626
35,434,798
Russia : 0.0%
PhosAgro PJSC ∞ 97,916 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
Number
of Shares Value
Russia (continued)
PhosAgro PJSC (USD)
(GDR) ∞ 1,892 $ 0
0
Singapore : 0.8%
Charoen Pokphand
Indonesia Tbk PT (IDR) 19,480,100 6,451,500
Underline
Switzerland : 1.0%
Bucher Industries AG 17,988 7,920,029
Underline
Taiwan : 0.5%
Taiwan Fertilizer Co. Ltd. 2,020,000 3,996,071
Underline
Thailand : 0.7%
Charoen Pokphand Foods
PCL (NVDR) 11,127,636 5,558,207
Underline
United Kingdom : 3.8%
CNH Industrial NV (USD) 2,238,511 29,011,102
Genus Plc 121,227 2,698,864
31,709,966
United States : 54.1%
AGCO Corp. † 132,963 16,357,108
Archer-Daniels-Midland Co. 810,019 50,877,293
Balchem Corp. 51,398 7,964,120
Bunge Global SA 259,398 26,593,483
CF Industries Holdings, Inc. 350,852 29,194,395
Corteva, Inc. 1,033,225 59,586,086
Darling Ingredients, Inc. * 336,125 15,633,174
Deere & Co. 174,020 71,476,975
Elanco Animal Health, Inc. * 838,501 13,650,796
FMC Corp. 242,523 15,448,715
Mosaic Co. 573,219 18,606,689
Neogen Corp. * † 420,895 6,641,723
Pilgrim's Pride Corp. * 108,682 3,729,966
Toro Co. † 194,483 17,820,477
Tyson Foods, Inc. 610,723 35,867,762
Zoetis, Inc. 347,632 58,822,811
448,271,573
Total Common Stocks
(Cost: $1,021,664,658) 828,895,968
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.2%
Money Market Fund: 2.2%
(Cost: $18,567,414)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 18,567,414 18,567,414
Total Investments: 102.4%
(Cost: $1,040,232,072) 847,463,382
Liabilities in excess of other assets: (2.4)% (19,661,899)
NET ASSETS: 100.0% $ 827,801,483

VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
HKD Hong Kong Dollar
IDR Indonesian Rupiah
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipt
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $54,817,532.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.